Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.4%
6,579	iShares 20+ Year Treasury Bond ETF	$699,808	2.0
3,604	iShares Russell 2000 ETF	642,954	1.9
19,536	Schwab U.S. TIPS ETF	1,047,325	3.0
783	Vanguard Mid-Cap ETF	165,150	0.5

	Total Exchange-Traded Funds
	(Cost $2,670,504)	2,555,237	7.4

MUTUAL FUNDS: 92.7%
	Affiliated Investment Companies: 92.7%
186,156	Voya Global Bond Fund - Class R6	1,383,137	4.0
255,190	Voya High Yield Bond Fund - Class R6	1,717,429	5.0
849,005	Voya Intermediate Bond Fund - Class R6	7,428,792	21.6
77,472	Voya MidCap Opportunities Portfolio - Class R6	340,101	1.0
112,651	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,020,618	3.0
17,975	Voya Multi-Manager International Equity Fund - Class I	171,663	0.5
60,555	Voya Multi-Manager International Factors Fund - Class I	526,832	1.5
36,486	Voya Multi-Manager Mid Cap Value Fund - Class I	320,350	0.9
13,880	(1) Voya Russell Large Cap Growth Index Portfolio Class I	737,719	2.2
411,186	Voya Short Term Bond Fund - Class R6	3,819,922	11.1
48,085	Voya Small Company Fund - Class R6	639,536	1.9
166,078	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,652,476	4.8
203,416	Voya U.S. Stock Index Portfolio - Class I	3,447,894	10.0
355,826	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,476,419	10.1
31,195	VY® Invesco Comstock Portfolio - Class I	652,288	1.9
131,136	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,467,224	10.1
15,442	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,060,866	3.1

	Total Mutual Funds
	(Cost $34,486,273)	31,863,266	92.7

	Total Investments in Securities (Cost $37,156,777)	$34,418,503	100.1
	Liabilities in Excess of Other Assets	(32,946)	(0.1)
	Net Assets	$34,385,557	100.0

(1)	Non-income producing security.

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,555,237	$–	$–	$2,555,237
Mutual Funds	31,863,266	–	–	31,863,266
Total Investments, at fair value	$34,418,503	$–	$–	$34,418,503

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$1,425,245	$77,154	$(191,401)	$72,139	$1,383,137	$12,363	$(41,817)	$-
Voya High Yield Bond Fund - Class R6	1,765,387	84,113	(206,404)	74,333	1,717,429	25,836	(32,197)	-
Voya Intermediate Bond Fund - Class R6	7,190,444	853,590	(958,500)	343,258	7,428,792	62,700	(180,866)	33
Voya MidCap Opportunities Portfolio - Class R6	337,972	25,983	(179,839)	155,985	340,101	-	(132,809)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	712,657	372,217	(137,270)	73,014	1,020,618	-	(36,433)	-
Voya Multi-Manager International Equity Fund - Class I	177,595	4,622	(28,370)	17,816	171,663	-	(3,962)	-
Voya Multi-Manager International Factors Fund - Class I	537,440	13,867	(74,966)	50,491	526,832	-	(10,076)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	343,788	17,700	(54,956)	13,818	320,350	-	(11,629)	-
Voya Russell Large Cap Growth Index - Class I	-	677,092	(7,309)	67,936	737,719	-	509	-
Voya Short Term Bond Fund - Class R6	4,443,904	276,271	(993,092)	92,839	3,819,922	31,937	(57,593)	-
Voya Small Company Fund - Class R6	672,144	64,399	(129,651)	32,644	639,536	-	(4,474)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,744,897	93,448	(198,140)	12,271	1,652,476	-	(49,703)	-
Voya U.S. Stock Index Portfolio - Class I	3,416,225	189,945	(500,914)	342,638	3,447,894	-	(93,702)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,154,529	168,021	(1,251,085)	404,954	3,476,419	-	(219,871)	-
VY® Invesco Comstock Portfolio - Class I	692,762	26,205	(68,496)	1,817	652,288	-	(1,247)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,484,144	104,830	(374,385)	252,635	3,467,224	-	(38,342)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	979,447	109,944	(358,362)	329,837	1,060,866	-	(169,575)	-
	$32,078,580	$3,159,401	$(5,713,140)	$2,338,425	$31,863,266	$132,836	$(1,083,787)	$33

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $38,492,483.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$87,382
Gross Unrealized Depreciation	(4,161,362)
Net Unrealized Depreciation	$(4,073,980)